Non-current receivables - Narrative (Details) $ in Thousands, RM in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 MYR (RM)
Disclosure of detailed information about property, plant and equipment [line items]
Cash guarantees and deposits	$ 57,303	$ 57,534
Oceania - Malaysian Litigation
Disclosure of detailed information about property, plant and equipment [line items]
Cash guarantees and deposits			$ 51,400	RM 210
Estimated realisation period	2 years